UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21780

MFS SERIES TRUST XII

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2009

This Form N-Q pertains only to the following series of the Registrant: MFS Sector Rotational Fund.

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Sector Rotational Fund

1/31/09
Quarterly portfolio holdings

MFS
INVESTMENT MANAGEMENT

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09

Issuer	Shares/Par	Value ($)
Common Stocks – 98.2%
Aerospace – 6.8%
General Dynamics Corp.	102,918	$5,838,538
L-3 Communications Holdings, Inc.	91,160	7,203,463
Raytheon Co.	111,340	5,636,031

		$18,678,032

Biotechnology – 4.3%
Amgen, Inc. (a)	102,490	$5,621,577
Gilead Sciences, Inc. (a)	122,000	6,193,940

		$11,815,517

Business Services – 2.5%
Cognizant Technology Solutions Corp., “A” (a)	233,320	$4,370,084
Fiserv, Inc. (a)	76,700	2,435,225

		$6,805,309

Chemicals – 1.1%
Monsanto Co.	39,700	$3,019,582

Computer Software – 4.3%
CA, Inc.	342,700	$6,165,173
Synopsys, Inc. (a)	309,100	5,718,350

		$11,883,523

Computer Software - Systems – 5.5%
Hewlett-Packard Co.	224,915	$7,815,796
International Business Machines Corp.	77,240	7,079,046

		$14,894,842

Consumer Goods & Services – 7.8%
Apollo Group, Inc., “A” (a)	38,220	$3,113,401
Colgate-Palmolive Co.	42,160	2,742,086
H&R Block, Inc.	127,900	2,651,367
ITT Educational Services, Inc. (a)	65,130	7,979,076
Procter & Gamble Co.	86,890	4,735,505

		$21,221,435

Electrical Equipment – 1.0%
W.W. Grainger, Inc.	37,400	$2,728,330

Energy - Independent – 2.5%
Sunoco, Inc.	147,220	$6,819,230

Engineering - Construction – 2.7%
Fluor Corp.	59,240	$2,304,436
Granite Construction, Inc.	143,200	5,043,504

		$7,347,940

Food & Beverages – 2.3%
Flowers Foods, Inc.	159,190	$3,420,993
General Mills, Inc.	49,790	2,945,079

		$6,366,072

Food & Drug Stores – 1.0%
Safeway, Inc.	123,990	$2,657,106

General Merchandise – 3.0%
Dollar Tree, Inc. (a)	112,120	$4,788,645
Family Dollar Stores, Inc.	121,830	3,383,219

		$8,171,864

Health Maintenance Organizations – 3.1%
Aetna, Inc.	269,700	$8,360,700

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Common Stocks – continued
Insurance – 5.3%
Aflac, Inc.	100,600	$2,334,926
Reinsurance Group of America, Inc.	114,240	4,070,371
Torchmark Corp.	131,080	3,932,400
Unum Group	290,090	4,107,674

		$14,445,371

Medical & Health Technology & Services – 3.4%
Express Scripts, Inc. (a)	99,520	$5,350,195
Omnicare, Inc.	144,500	4,040,220

		$9,390,415

Medical Equipment – 3.5%
Baxter International, Inc.	121,540	$7,128,321
Stryker Corp.	58,630	2,476,531

		$9,604,852

Network & Telecom – 2.6%
Harris Corp.	161,880	$7,007,785

Oil Services – 6.8%
National Oilwell Varco, Inc. (a)	216,640	$5,727,962
Noble Corp.	252,300	6,849,945
Transocean, Inc. (a)	108,600	5,931,732

		$18,509,639

Other Banks & Diversified Financials – 1.3%
Hudson City Bancorp, Inc.	297,500	$3,451,000

Pharmaceuticals – 10.1%
Bristol-Myers Squibb Co.	254,030	$5,438,782
Eli Lilly & Co.	166,500	6,130,530
Johnson & Johnson	93,620	5,400,938
Pfizer, Inc.	325,000	4,738,500
Schering-Plough Corp.	333,100	5,849,236

		$27,557,986

Printing & Publishing – 1.1%
FactSet Research Systems, Inc.	77,170	$3,071,366

Railroad & Shipping – 3.9%
Norfolk Southern Corp.	156,990	$6,022,136
Teekay Corp.	149,500	2,619,240
Union Pacific Corp.	45,720	2,002,079

		$10,643,455

Restaurants – 2.1%
McDonald’s Corp.	97,340	$5,647,667

Specialty Chemicals – 1.0%
Airgas, Inc.	74,960	$2,646,838

Telephone Services – 1.3%
Embarq Corp.	99,500	$3,554,140

Utilities - Electric Power – 7.9%
Consolidated Edison, Inc.	132,000	$5,379,000
Dominion Resources, Inc.	155,980	5,487,376
FPL Group, Inc.	107,050	5,518,428
NSTAR	157,040	5,311,093

		$21,695,897

Total Common Stocks		$267,995,893

MFS Sector Rotational Fund

PORTFOLIO OF INVESTMENTS (Unaudited) 1/31/09 - continued

Issuer	Shares/Par	Value ($)
Money Market Funds (v) – 2.7%
MFS Institutional Money Market Portfolio, 0.44% at Net Asset Value	7,452,155	$7,452,155

Total Investments		$275,448,048

Other Assets, Less Liabilities – (0.9)%		(2,505,413)

Net Assets – 100.0%		$272,942,635

(a)	Non-income producing security.

(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Sector Rotational Fund

Supplemental Information (Unaudited) 1/31/09

(1) Fair Value Disclosure

The fund adopted FASB Statement No. 157, Fair Value Measurements (the “Statement”). This Statement provides a single definition of fair value, a hierarchy for measuring fair value and expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the fund's assets or liabilities carried at market value. These inputs are categorized into three broad levels. Level 1 includes quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of January 31, 2009 in valuing the fund's assets or liabilities carried at market value:

	Level 1	Level 2	Level 3	Total
Investments in Securities	$275,448,048	$—	$—	$275,448,048
Other Financial Instruments	$—	$—	$—	$—

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate Cost	$302,290,345

Gross unrealized appreciation	$15,016,058
Gross unrealized depreciation	(41,858,355)

Net unrealized appreciation (depreciation)	$(26,842,297)

The aggregate cost above includes prior fiscal year end tax adjustments.

(3) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the transactions in securities which the fund assumes to be affiliated issuers during the three months ended January 31,2009 is set forth below:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	—	11,637,529	4,185,374	7,452,155

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,632	$7,452,155

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XII

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: March 18, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: March 18, 2009

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 18, 2009

*	Print name and title of each signing officer under his or her signature.